Recoverable Taxes - Summary of Recoverable Taxes (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Text Block [Abstract]
Income tax and social contribution recoverable	$ 2,643	$ 208
Other recoverable taxes	509	484
Recoverable taxes	$ 3,152	$ 692